Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended				6 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue	$ 0		$ 0		$ 0	$ 0
Operating expenses:
Direct cost of services	45,038		43,532		87,339	96,093
Sales and marketing	223,760		740,019		448,879	1,097,086
Research and development	180,363		151,251		390,489	300,015
General and administrative	892,510		842,555		1,819,336	1,860,283
Depreciation and amortization	442,618		271,005		885,653	447,132
Total operating expenses	1,784,290		2,048,362		3,631,696	3,800,609
Loss from operations	(1,784,290)		(2,048,362)		(3,631,696)	(3,800,609)
Other (expense) income:
Interest expense	(538,572)		(2,023)		(846,478)	(3,035)
Total other expense	(538,572)		(2,023)		(846,478)	(3,035)
Loss before income taxes	(2,322,862)		(2,050,385)		(4,478,174)	(3,803,644)
Provision for income taxes	0		0		0	0
Net loss	(2,322,862)	$ (2,155,312)	(2,050,385)	$ (1,753,258)	(4,478,174)	(3,803,644)
Weighted average common shares outstanding
Balance, March 31, 2022	2,095,247	3,850,083	7,915,053	9,410,937	3,850,083	9,410,937
Exercise of restricted stock units		42,797		0
Share-based compensation	224,856	357,680	285,921	385,908
Net loss	(2,322,862)	(2,155,312)	(2,050,385)	(1,753,258)	(4,478,174)	(3,803,644)
Issuance of common shares, net of costs	3,963,884
Issuance of warrants	383,004
Reclassification of share-based compensation liability	(12,352)		(7,262)	(128,534)
Balance, June 30, 2022	4,331,778	2,095,247	6,143,327	7,915,053	4,331,778	6,143,327
Common Stock [Member]
Other (expense) income:
Net loss
Weighted average common shares outstanding
Balance, March 31, 2022	$ 12,850	$ 12,654	$ 12,514	$ 12,416	$ 12,654	$ 12,416
Beginning balance, shares	12,850,709	12,654,949	12,514,763	12,416,408	12,654,949	12,416,408
Exercise of restricted stock units		$ 196		$ 98
Exercise of Restricted Stock Units, shares		195,760
Share-based compensation
Net loss
Issuance of common shares, net of costs	$ 7,097
Stock Issued During Period, Shares, New Issues	7,096,514			98,355
Issuance of warrants
Reclassification of share-based compensation liability
Balance, June 30, 2022	$ 19,947	$ 12,850	$ 12,514	$ 12,514	$ 19,947	$ 12,514
Beginning balance, shares	19,947,223	12,850,709	12,514,763	12,514,763	19,947,223	12,514,763
Additional Paid-in Capital [Member]
Other (expense) income:
Net loss
Weighted average common shares outstanding
Balance, March 31, 2022	75,973,543	75,573,262	74,494,186	74,236,910	$ 75,573,262	$ 74,236,910
Exercise of restricted stock units		42,601		(98)
Share-based compensation	224,856	357,680	285,921	385,908
Net loss
Issuance of common shares, net of costs	3,956,787
Issuance of warrants	383,004
Reclassification of share-based compensation liability	(12,352)		(7,262)	(128,534)
Balance, June 30, 2022	80,525,838	75,973,543	74,772,845	74,494,186	80,525,838	74,772,845
Retained Earnings [Member]
Other (expense) income:
Net loss	(2,322,862)	(2,155,312)	(2,050,385)	(1,753,258)
Weighted average common shares outstanding
Balance, March 31, 2022	(73,891,146)	(71,735,834)	(66,591,647)	(64,838,389)	(71,735,834)	(64,838,389)
Exercise of restricted stock units				0
Share-based compensation
Net loss	(2,322,862)	(2,155,312)	(2,050,385)	(1,753,258)
Issuance of common shares, net of costs
Issuance of warrants
Reclassification of share-based compensation liability
Balance, June 30, 2022	$ (76,214,008)	$ (73,891,146)	$ (68,642,033)	$ (66,591,647)	$ (76,214,008)	$ (68,642,033)